Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Components of Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities
The movements in deferred tax liabilities during the years are as follows:

Intangible assets
US$
At January 1, 2021 and December 31, 2021	—
Acquisitions of subsidiaries (Note 33)	3,531
Deferred tax credited to profit or loss during the year (Note 9)	(242)
Exchange alignment	18

At December 31, 2022	3,307
Acquisitions of subsidiaries (Note 33)	2,920
Deferred tax credited to profit or loss during the year (Note 9)	(140)
Disposal of subsidiaries	(504)

At December 31, 2023	5,583